Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Measurement

21.	FAIR VALUE MEASUREMENT
ASC
820-10,
Fair Value Measurements and Disclosures: Overall
(“ASC
820-10”),
establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace
Level 3 — Unobservable inputs which are supported by little or no market activity
ASC
820-10
describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and liabilities measured or disclosed at fair value
In accordance with ASC
820-10,
the Group measures equity investments with readily determinable fair value, equity investment accounted for using fair value option and available-for-sale
debt securities at fair value on a recurring basis. The equity investments with readily determinable fair value
and
available-for-sale
debt securities are classified within Level 1 as the fair value is measured using quoted market data, or Level 2 as the fair value is measured by using indirectly inputs observable in the market place. The equity investment accounted for using fair value option are classified with in
Level
3.
The Group measures certain financial assets, including loans receivable, and equity investments accounted for using equity method at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group measures equity securities accounted for using measurement alternative on a non-recurring basis only if there are observable
price changes in orderly transactions for identical or similar investments of the same issuer, or an impairment loss were to be recognized. The Group also measures the remaining interests upon deconsolidation of certain businesses at fair value on a non-recurring
basis. The Group’s
non-financial
assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2020
Available-for-sale debt securities	1,830	280		1,830		(7,365)
Equity investments with readily determinable fair value	11,411	1,749	11,411			5,327
Equity investments accounted for using fair value option (i)	364,298	55,831			364,298	857
As of December 31, 2019
Available-for-sale debt securities	146,723	21,075		146,723		10,913
Equity investments with readily determinable fair value	30,743	4,416	30,743			2,853
Equity investments accounted for using fair value option	388,581	55,816			388,581	(102,555)
The following table summarizes the
Company’s
assets held as of December 31, 2019 and 2020 for which a
non-recurring
fair value measurement was recorded during the years ended December 31, 2019 and 2020:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2020
Property and equipment, net	85,094	13,041			—	(9,226)
Intangible assets, net	—	—			—	(17,746)
Equity investments accounted for using the measurement alternative (ii)	585,958	89,802			585,958	55,492
Equity investments accounted using equity method (ii)	18,000	3,187			18,000	—
As of December 31, 2019
Intangible assets, net	19	3			19	(8,800)
Goodwill	—	—			—	(545,665)
Equity investments accounted for using the measuremen t alternative	926,926	133,145			926,926	(102,592)

(i)
There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2018, 2019 and 2020. The following table presents a reconciliation
of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended 2020:

Equity investment accounted for using fair value option
RMB
Balance as of January 1, 2019	—
Addition	497,796
Fair value change	(102,555)
Foreign exchange translation adjustments	(6,660)

Balance as of December 31, 2019	388,581
Addition	—
Fair value change	857
Foreign exchange translation adjustments	(25,140)

Balance as of December 31, 202 0	364,298

Balance as of December 31, 2020 in US$	55,831

(ii)
The Group measured equity investment accounted for using fair value option on recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using fair value option	364,298	Discount cash flow method`	• Weighted average cost of capital • Sales growth rate • EBIT margin	18% 8~18.9% 2.5%~18%
A sensitivity analysis of the investment in equity investment accounted for using fair value option on December 31, 2020 shows that if the sales growth rate assumption was to increase 0.5% instantaneously, with all other variables hold constant, the fair value of the investment would increase by 8.1%. Similarly, a decrease of 0.5% in the sales growth rate assumption would reduce the fair value by 7.7%. If the weighted average cost of capital was to increase 0.5% instantaneously from the assumption on December 31, 2020, with all other variables hold constant, the fair value of the investment would decrease by 5.6%, while a decrease of 0.5% in weighted average cost of capital would increase the fair value by approximately 6.3%. If the EBIT margin assumption was to increase by 5%, with all other variables hold constant, the fair value of the investment would increase by 7.4%, while a decrease by 5% in EBIT margin would reduce the fair value by 7.2%.
For equity securities accounted for under the measurement alternative, when there are observable price changes in ord
e
rly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value (Note 4). The
non-recurring
fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring
fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using the measurement alternative	243,525	Black-Scholes method	• IPO Probability • Volatility	20%~40% 50%~52%
A sensitivity analysis of the fair value of the equity investments accounted for using the measurement alternative during the year shows that an increase of 5% in the IPO probability instantaneously from the assumption at the valuation date, with all other variables hold constant, the fair value of the investments would increase by 1.8%, while the decrease of 5% in IPO probability would decrease the fair value by approximately 1.8%. If the volatility was to increase 5% instantaneously from the assumption at valuation date, with all other variables hold constant, the fair value of the investments would increase by 0.3%, while a decrease of 5% in volatility would decrease the fair value by approximately 0.3%.
For the disposals of certain businesses in the Group’s Internet Business segment during the year, the Group measured its remaining interests, if any, in the businesses using discounted cash flow method, and recognized a gain or loss calculated based on the difference between the fair value of the remaining interests in the businesses and the carrying value of the net assets of the businesses on the deconsolidation date. Subsequent to the disposal, the Group measured its remaining interests in the disposed businesses at fair value using the measurement alternative or equity method (Note 4). Total gain from such disposals was RMB167,722 (US$25,705).
The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Fair value of the remaining interests in the disposed businesses at deconsolidation date	360,433	Discount cash flow method	• Weighted average cost of capital • Sales growth rate • EBIT margin	18%~20% -15%~143% -23%~9.2%
A sensitivity analysis of the fair value of the remaining interests in the disposed businesses during the year shows that if the sales growth rate assumption was to increase 0.5% instantaneously, with all other variables hold constant, the fair value of the investment would increase by 4.6%. Similarly, a decrease of 0.5% in the sales growth rate assumption would reduce the fair value by 6.1%. If the weighted average cost of capital was to increase 0.5% instantaneously from the assumption at disposal date, with all other variables hold constant, the fair value of the investment would decrease by 1.4%, while a decrease of 0.5% in weighted average cost of capital would increase the fair value by approximately 0.9%. If the EBIT margin assumption was to increase by 5%, with all other variables hold constant, the fair value of the investment would increase by 0.9%, while a decrease by 5% in EBIT margin would reduce the fair value by 1.4%.